497(e)
                                                                      333-160951


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AXA Equitable Life Insurance Company

SUPPLEMENT DATED SEPTEMBER 1, 2011 TO THE CURRENT PROSPECTUSES FOR RETIREMENT CORNERSTONE(R) (SERIES B, SERIES L, SERIES CP(R) AND SERIES C) AND RETIREMENT CORNERSTONE(R) SERIES ADV

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This Supplement updates certain information in the most recent prospectus and statement of additional information you received and in any supplements to that prospectus and statement of additional information (collectively, the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

The purpose of this Supplement is to provide you with information regarding changes to the new business rates and renewal rates we use for the "Annual Roll-up rate" and "Deferral bonus Roll-up rate". Please see "Guaranteed income benefit" and "Guaranteed minimum death benefits" for more information as to how the Annual Roll-up rate and Deferral bonus Roll-up rate apply to your Guaranteed income benefit and "Greater of" Guaranteed minimum death benefit.


NEW BUSINESS RATES

Effective immediately, the Annual Roll-up and Deferral bonus Roll-up rates your contract is issued with will be applicable for the first two contract years, even if you first fund your Guaranteed benefits after issue during those first two contract years. In the third contract year, your Annual Roll-up rate and, if applicable, your Deferral bonus Roll-up rate, will be the renewal rates that are then in effect.


RENEWAL RATES

At the beginning of the contract year, starting with the third contract year, a new Annual Roll-up rate will apply to your contract. A new Deferral bonus Roll-up rate will also apply provided you have not taken a withdrawal from your Protection with Investment Performance account.











 THE RETIREMENT CORNERSTONE(R) SERIES IS ISSUED BY AND IS A SERVICE MARK OF AXA
  EQUITABLE LIFE INSURANCE COMPANY (AXA EQUITABLE). RETIREMENT CORNERSTONE(R) SERIES CP(R) IS A SERVICE MARK OF AXA EQUITABLE. CO-DISTRIBUTED BY AFFILIATES
   AXA ADVISORS, LLC AND AXA DISTRIBUTORS, LLC. 1290 AVENUE OF THE AMERICAS,
                              NEW YORK, NY 10104.

   COPYRIGHT 2011 AXA EQUITABLE LIFE INSURANCE COMPANY. ALL RIGHTS RESERVED.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                          1290 AVENUE OF THE AMERICAS
                               NEW YORK, NY 10104
                                 (212) 554-1234

IM-2808 (09/11)                                             Cat. #147364 (09/11)
RC 11.0 (All Series)-NB                                                   x03648